Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.4%)
Bumble, Inc. *	135,420	3,924
Cardlytics, Inc. *	104,368	5,738
Ziff Davis, Inc. *	77,308	7,482

Total		17,144

Consumer Discretionary (12.9%)
BJ’s Restaurants, Inc. *	152,800	4,324
Churchill Downs, Inc.	32,003	7,098
Crocs, Inc. *	62,964	4,810
Deckers Outdoor Corp. *	15,902	4,353
Fox Factory Holding Corp. *	67,812	6,642
GAN, Ltd. *	314,521	1,516
Mister Car Wash, Inc. *	323,779	4,789
Ollie’s Bargain Outlet Holdings, Inc. *	101,804	4,374
Patrick Industries, Inc.	85,238	5,140
Penn National Gaming, Inc. *	97,373	4,131
PVH Corp.	55,809	4,276
Shutterstock, Inc.	65,727	6,118
Texas Roadhouse, Inc.	108,104	9,052
Thor Industries, Inc.	62,082	4,886
TopBuild Corp. *	29,359	5,325
Under Armour, Inc. - Class C *	275,031	4,279
Wingstop, Inc.	65,883	7,731
YETI Holdings, Inc. *	61,277	3,675

Total		92,519

Consumer Staples (5.0%)
The Beauty Health Co.*	223,612	3,775
The Boston Beer Co., Inc. - Class A *	7,262	2,821
Freshpet, Inc. *	57,286	5,880
Lancaster Colony Corp.	34,805	5,191
Performance Food Group Co. *	194,801	9,917
The Simply Good Foods Co. *	107,580	4,083
Sovos Brands, Inc. *	298,982	4,239

Total		35,906

Energy (2.2%)
Magnolia Oil & Gas Corp.	250,428	5,923
Ovintiv, Inc.	114,043	6,166
PDC Energy, Inc.	50,976	3,705

Total		15,794

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Financials (4.7%)
James River Group Holdings, Ltd.	102,355	2,532
MGIC Investment Corp.	378,961	5,135
OneMain Holdings, Inc.	118,280	5,608
Stifel Financial Corp.	82,779	5,621
Synovus Financial Corp.	108,147	5,299
Triumph Bancorp, Inc. *	65,325	6,142
Western Alliance Bancorp	43,661	3,616

Total		33,953

Health Care (22.4%)
Aclaris Therapeutics, Inc. *	189,225	3,262
Akero Therapeutics, Inc. *	149,350	2,119
ALX Oncology Holdings, Inc. *	60,613	1,024
Amedisys, Inc. *	16,007	2,758
Apellis Pharmaceuticals, Inc. *	85,187	4,328
Arrowhead Pharmaceuticals, Inc. *	28,167	1,295
Arvinas, Inc. *	59,141	3,980
AtriCure, Inc. *	58,349	3,832
Avidity Biosciences, Inc.*	101,581	1,876
BioAtla, Inc. *	13,281	67
Biohaven Pharmaceutical Holding Co., Ltd. *	22,032	2,612
Blueprint Medicines Corp. *	60,443	3,861
Celldex Therapeutics, Inc. *	130,227	4,436
Covetrus, Inc. *	168,340	2,827
Cytokinetics, Inc. *	127,924	4,709
Fate Therapeutics, Inc. *	27,555	1,068
Glaukos Corp. *	71,295	4,122
Globus Medical, Inc. - Class A *	88,341	6,518
Harmony Biosciences Holdings, Inc. *	19,400	944
Health Catalyst, Inc. *	112,160	2,931
Heron Therapeutics, Inc. *	217,348	1,243
ImmunoGen, Inc. *	458,205	2,181
Inari Medical, Inc. *	51,293	4,649
Integra LifeSciences Holdings Corp. *	102,736	6,602

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Intellia Therapeutics, Inc. *	35,488	2,579
KalVista Pharmaceuticals, Inc. *	146,361	2,157
Kymera Therapeutics, Inc. *	69,577	2,945
LHC Group, Inc. *	43,783	7,382
Mirati Therapeutics, Inc. *	19,192	1,578
ModivCare, Inc. *	24,302	2,804
Morphic Holding, Inc. *	31,425	1,262
Nanostring Technologies, Inc. *	102,500	3,562
NeoGenomics, Inc. *	92,782	1,127
Neurocrine Biosciences, Inc. *	22,558	2,115
Nevro Corp. *	40,809	2,952
Omnicell, Inc. *	67,492	8,740
Owens & Minor, Inc.	159,069	7,002
Pacira Biosciences, Inc. *	58,247	4,446
PTC Therapeutics, Inc. *	101,584	3,790
R1 RCM, Inc. *	453,259	12,129
Revolution Medicines, Inc. *	101,883	2,599
Stoke Therapeutics, Inc. *	105,212	2,215
Syndax Pharmaceuticals, Inc. *	149,321	2,595
Tandem Diabetes Care, Inc. *	46,017	5,351
Turning Point Therapeutics, Inc. *	47,634	1,279
Ultragenyx Pharmaceutical, Inc. *	32,930	2,391
United Therapeutics Corp. *	11,687	2,097
Veracyte, Inc. *	70,194	1,935

Total		160,276

Industrials (17.3%)
Altra Industrial Motion Corp.	81,572	3,176
Applied Industrial Technologies, Inc.	74,656	7,664
Armstrong World Industries, Inc.	52,562	4,731
ASGN, Inc. *	91,539	10,684
Boise Cascade Co.	39,377	2,736

Small Cap Growth Stock Portfolio

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Industrials continued
CACI International, Inc. - Class A *	28,943	8,719
Casella Waste Systems, Inc. - Class A *	60,347	5,289
Chart Industries, Inc. *	51,549	8,855
Clean Harbors, Inc. *	32,498	3,628
Curtiss-Wright Corp.	37,301	5,601
Exponent, Inc.	49,097	5,305
Hydrofarm Holdings Group, Inc. *	174,846	2,649
Insperity, Inc.	60,634	6,089
ITT, Inc.	65,502	4,926
John Bean Technologies Corp.	62,924	7,455
SPX Corp. *	98,849	4,884
Tetra Tech, Inc.	55,891	9,219
WillScot Mobile Mini Holdings Corp. *	344,938	13,497
Zurn Water Solutions Corp.	242,161	8,572

Total		123,679

Information Technology (24.4%)
Alarm.com Holdings, Inc. *	70,913	4,713
Axcelis Technologies, Inc. *	91,707	6,927
Blackbaud, Inc. *	78,519	4,701
Cirrus Logic, Inc. *	60,229	5,107
Concentrix Corp.	49,332	8,217
Consensus Cloud Solutions, Inc. *	49,058	2,950
Digital Turbine, Inc. *	125,170	5,484
DigitalOcean Holdings, Inc. *	84,370	4,881
ExlService Holdings, Inc. *	52,687	7,548
Fabrinet*	16,858	1,772
Five9, Inc. *	25,160	2,778
II-VI, Inc. *	122,846	8,905
Insight Enterprises, Inc. *	60,614	6,505
Lattice Semiconductor Corp. *	130,491	7,953
LiveRamp Holdings, Inc. *	63,160	2,361
Lumentum Holdings, Inc. *	62,349	6,085
Manhattan Associates, Inc. *	45,568	6,321
MKS Instruments, Inc.	19,659	2,949
Olo, Inc. *	232,713	3,083
Perficient, Inc. *	82,806	9,116
Power Integrations, Inc.	96,349	8,930
Q2 Holdings, Inc. *	52,708	3,249
Rapid7, Inc. *	85,107	9,467
Repay Holdings Corp. *	300,418	4,437
Shift4 Payments, Inc. *	88,862	5,503

Common Stocks (98.3%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Sprout Social, Inc. *	70,453	5,645
Synaptics, Inc. *	35,139	7,010
Varonis Systems, Inc. *	145,617	6,923
Veritone, Inc. *	138,518	2,532
Verra Mobility Corp. *	494,322	8,048
Workiva, Inc. *	40,484	4,777

Total		174,877

Materials (2.0%)
Axalta Coating Systems, Ltd. *	236,555	5,814
Ingevity Corp. *	48,866	3,131
Louisiana-Pacific Corp.	45,561	2,830
Ranpak Holdings Corp. *	107,874	2,204

Total		13,979

Real Estate (5.0%)
Essential Properties Realty Trust, Inc.	226,731	5,736
Independence Realty Trust, Inc.	305,331	8,073
PS Business Parks, Inc.	44,076	7,408
Rexford Industrial Realty, Inc.	99,418	7,416
Ryman Hospitality Properties, Inc. *	74,544	6,916

Total		35,549

Total Common Stocks (Cost: $601,521)		703,676

Investment Companies (0.5%)
Investment Companies (0.5%)
iShares Russell 2000 Growth ETF	13,867	3,547

Total		3,547

Total Investment Companies (Cost: $3,502)		3,547

Short-Term Investments (1.1%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (1.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #	8,119,305	8,119

Total		8,119

Total Short-Term Investments (Cost: $8,119)		8,119

Total Investments (99.9%) (Cost: $613,142)@		715,342

Other Assets, Less Liabilities (0.1%)		877

Net Assets (100.0%)		716,219

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $613,142 and the net unrealized appreciation of investments based on that cost was $102,200 which is comprised of $174,942 aggregate gross unrealized appreciation and $72,742 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:

Common Stocks	$703,676	$—	$—

Investment Companies	3,547	—	—

Short-Term Investments	8,119	—	—

Total Assets:	$715,342	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand